Share Capital - Summary of Restricted Stock Unit Activity (Detail) (Restricted Share Units (RSUs) [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restricted Share Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	361,314	523,186
Granted	1,251,522	143,365
Settled	(115,517)	(272,989)
Forfeited	(203,041)	(32,248)
Ending Balance	1,294,278	361,314